Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.20%
Basic Materials — 9.06%
Balchem	7,091	$692,294
Boise Cascade	6,976	278,482
Eastman Chemical	10,105	789,403
Ferro †	14,383	178,349
Huntsman	41,875	930,044
Kaiser Aluminum	9,042	484,561
Minerals Technologies	14,215	726,386
Neenah	16,568	620,803
Reliance Steel & Aluminum	9,290	947,951
Worthington Industries	17,188	700,927
		6,349,200
Business Services — 4.07%
ABM Industries	13,670	501,142
Aramark	21,031	556,270
ASGN †	9,823	624,350
Casella Waste Systems Class A †	7,037	393,017
US Ecology	13,629	445,259
WillScot Mobile Mini Holdings †	19,888	331,732
		2,851,770
Capital Goods — 12.54%
Barnes Group	7,601	271,660
BWX Technologies	10,612	597,562
Columbus McKinnon	5,059	167,453
ESCO Technologies	6,863	552,883
Federal Signal	9,474	277,115
Gates Industrial †	20,346	226,248
Graco	10,872	666,997
Jacobs Engineering Group	7,104	659,038
Kadant	5,262	576,820
KBR	12,959	289,763
Lincoln Electric Holdings	7,970	733,559
MasTec †	7,319	308,862
Oshkosh	9,042	664,587
Quanta Services	13,026	688,554
Rexnord	18,500	552,040
Spirit AeroSystems Holdings Class A	6,019	113,819
Tetra Tech	3,230	308,465
United Rentals †	3,919	683,865
Woodward	5,598	448,736
		8,788,026
Consumer Discretionary — 4.25%
American Eagle Outfitters	22,527	333,625
Dick's Sporting Goods	7,764	449,380
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Five Below †	6,746	$856,742
Malibu Boats Class A †	12,831	635,904
Sonic Automotive Class A	5,147	206,704
Steven Madden	25,528	497,796
		2,980,151
Consumer Services — 2.68%
Chuy's Holdings †	9,082	177,825
Jack in the Box	6,289	498,781
Texas Roadhouse	6,549	398,114
Wendy's	36,143	805,808
		1,880,528
Consumer Staples — 2.84%
Casey's General Stores	5,598	994,485
Helen of Troy †	1,780	344,465
J & J Snack Foods	4,977	648,951
		1,987,901
Credit Cyclicals — 2.82%
BorgWarner	15,332	593,962
DR Horton	7,818	591,275
Toll Brothers	16,187	787,659
		1,972,896
Energy — 0.83%
Diamondback Energy	13,939	419,843
Patterson-UTI Energy	7,546	21,506
PDC Energy †	11,354	140,733
		582,082
Financial Services — 13.40%
American Equity Investment Life Holding	3,274	71,995
Axis Capital Holdings	11,687	514,695
Comerica	7,462	285,421
East West Bancorp	19,208	628,870
Essent Group	18,571	687,313
First Financial Bancorp	31,351	376,369
Great Western Bancorp	15,890	197,831
Hamilton Lane Class A	4,798	309,903
Independent Bank Group	8,708	384,719
Kemper	6,490	433,727
NMI Holdings Class A †	20,273	360,859
Primerica	5,186	586,744
Reinsurance Group of America	6,874	654,336
Selective Insurance Group	9,802	504,705
South State	9,129	439,561
Sterling Bancorp	28,300	297,716

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
	Number of shares	Value (US $)
Common Stock (continued)
Financial Services (continued)
Stifel Financial	9,919	$501,505
Umpqua Holdings	42,305	449,279
Valley National Bancorp	48,979	335,506
Webster Financial	20,677	546,080
Western Alliance Bancorp	9,790	309,560
WSFS Financial	19,035	513,374
		9,390,068
Healthcare — 15.78%
Agios Pharmaceuticals †	11,654	407,890
Amicus Therapeutics †	6,407	90,467
Bio-Techne	3,351	830,143
Blueprint Medicines †	5,737	531,820
Catalent †	11,376	974,468
Encompass Health	11,783	765,659
Exact Sciences †	6,529	665,632
Halozyme Therapeutics †	11,430	300,380
ICON †	3,824	730,728
Intercept Pharmaceuticals †	7,188	298,015
Ligand Pharmaceuticals †	5,598	533,601
MyoKardia †	2,260	308,106
Natera †	5,950	429,828
Neurocrine Biosciences †	8,364	804,282
Quidel †	2,978	653,314
Repligen †	5,852	863,404
Supernus Pharmaceuticals †	15,292	318,685
Teladoc Health †	2,106	461,720
Ultragenyx Pharmaceutical †	9,855	809,983
Wright Medical Group †	9,184	280,479
		11,058,604
Media — 0.84%
Cinemark Holdings	19,774	197,740
Interpublic Group of Companies	23,468	391,212
		588,952
Real Estate Investment Trusts — 7.04%
American Assets Trust	9,331	224,784
Apartment Investment and Management Class A	15,393	519,052
Brixmor Property Group	21,863	255,579
Camden Property Trust	6,457	574,544
Cousins Properties	20,561	587,839
EastGroup Properties	2,677	346,216
EPR Properties	8,935	245,713
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
First Industrial Realty Trust	17,583	$699,803
Kite Realty Group Trust	24,909	288,446
Lexington Realty Trust	36,786	384,414
Life Storage	2,298	241,910
Pebblebrook Hotel Trust	14,970	187,574
Physicians Realty Trust	12,058	215,959
RPT Realty	29,484	160,393
		4,932,226
Technology — 17.14%
Blackbaud	2,953	164,866
Box Class A †	10,459	181,568
Brooks Automation	10,695	494,751
Chegg †	6,703	478,862
ExlService Holdings †	10,560	696,643
Guidewire Software †	6,425	669,935
II-VI †	14,256	578,223
J2 Global †	9,190	636,132
LendingTree †	2,428	745,129
MACOM Technology Solutions Holdings †	9,926	337,583
MaxLinear †	23,692	550,602
Medallia †	11,915	326,709
NETGEAR †	11,431	352,304
Paycom Software †	1,908	593,960
Proofpoint †	8,870	936,229
PTC †	9,293	768,717
Rapid7 †	6,816	417,412
Semtech †	13,461	712,895
SS&C Technologies Holdings	11,644	704,695
Tyler Technologies †	1,677	584,535
WNS Holdings ADR †	12,505	799,820
Yelp †	14,012	281,501
		12,013,071
Transportation — 2.06%
Knight-Swift Transportation Holdings	23,037	937,606
Werner Enterprises	12,050	505,979
		1,443,585
Utilities — 3.85%
Black Hills	8,252	441,399
NorthWestern	17,349	843,855

2    NQ-FL4 [9/20] 11/20 (1399692)

	Number of shares	Value (US $)
Common Stock (continued)
Utilities (continued)
South Jersey Industries	31,110	$599,490
Spire	15,328	815,450
		2,700,194
Total Common Stock (cost $73,216,429)		69,519,254

Short-Term Investments — 0.95%
Money Market Mutual Funds — 0.95%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	167,079	167,079
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	167,080	167,080
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	167,080	167,080
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	167,079	167,079
Total Short-Term Investments (cost $668,318)		668,318

Total Value of Securities—100.15% (cost $73,884,747)		70,187,572
Liabilities Net of Receivables and Other Assets—(0.15%)		(105,092)
Net Assets Applicable to 5,191,687 Shares Outstanding—100.00%		$70,082,480
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
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